Supplement dated April 7, 2008 to Prospectuses dated May 1, 2006 for
                     TOUCHSTONE GOLD AND TOUCHSTONE ADVISOR
                       FLEXIBLE PREMIUM VARIABLE ANNUITIES
                      and Prospectus dated May 1, 2000 for
               TOUCHSTONE SELECT FLEXIBLE PREMIUM VARIABLE ANNUITY
               Issued by WESTERN & SOUTHERN LIFE ASSURANCE COMPANY
              Through its Separate Account 1 and Separate Account 2

This is a supplement to the prospectuses identified above. This supplement describes important changes to the Touchstone VST Funds available through the Sub-Accounts in your variable annuity issued by Western & Southern Life Assurance Company (WSLAC). Please retain this supplement to the prospectuses for future reference.

I.  MERGER OF SUBACCOUNTS IN YOUR VARIABLE ANNUITY

Pending approval at a Special Meeting of Shareholders to be held on April 25, 2008, the Touchstone Variable Series Trust will merge certain Funds effective as of the end of that Business Day, which will result in the merger of certain Sub-Accounts in your variable annuity. The "Merging Sub-Accounts" in the left column below will merge into the "Surviving Sub-Account" listed in the right column below. After the merger, the Merging Sub-Accounts will no longer exist.

-------------------------------------------------------------------------------------------------------
                   MERGING SUB-ACCOUNTS                        SURVIVING SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
Touchstone VST Growth & Income -->                    Touchstone VST Large Cap Core Equity(1)
-------------------------------------------------------------------------------------------------------
Touchstone VST Value Plus -->
-------------------------------------------------------------------------------------------------------
Touchstone VST Eagle Capital Appreciation -->
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                    MERGING SUB-ACCOUNT                        SURVIVING SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
Touchstone VST Balanced -->                           Touchstone VST Moderate ETF (2)
-------------------------------------------------------------------------------------------------------

Any Account Value you have in the Merging Sub-Accounts at the end of the Business Day on April 25, 2008 will automatically be transferred to the corresponding Surviving Sub-Account. You will not incur a transfer charge and the transfers will not count toward the number of free transfers allowed each year under your variable annuity contract.

If you currently have Account Value invested in both a Merging Sub-Account and the corresponding Surviving Sub-Account, THIS MERGER WILL CHANGE YOUR CURRENT ASSET ALLOCATION AND MAY RESULT IN AN UNINTENDED INVESTMENT MIX. You should consider whether the assets in your variable annuity will be over-allocated to the Surviving Sub-Account after the merger. You should review your asset allocation with your financial advisor or call our Administrative Office at 800-669-2796, to make changes to your asset allocation. If you make transfers among your Sub-Accounts (whether before or after the merger), the terms of your variable annuity contract governing transfers, including any applicable charges, will apply.

II.  FUTURE ALLOCATIONS

If you have allocations in place for future contributions or if purchases are scheduled under WSLAC's programs such as the Dollar Cost Averaging or Automatic Rebalancing Program, we call these Future Allocations. If you have Future Allocations directed to any of the Merging Sub-Accounts, those Future Allocations will be automatically redirected to the corresponding Surviving Sub-Account. This may result in your Future Allocations being over-allocated to the Surviving Sub-Account after the merger. You should review your Future Allocations, including any automatic rebalancing you currently have.


----------------------
(1)  Formerly Touchstone VST Enhanced Dividend 30

(2) The Touchstone VST Moderate ETF Sub-Account will be added to your variable annuity effective as of the merger.


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